Other Operating Expenses, net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income (expense) [text block] [Abstract]
Disclosure Of Detailed Information About Other Operating Income Expense Explanatory [Table Text Block]
	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS

Provision for severance pay in early retirement, see Note 20E	23	559	276
Provision for claims	19	91	10
Capital gain from sale of property plant and equipment	(27)	1	(475)
Profit from sale of an associate	-	(15)	-
Others	5	(1)	1
	20	635	(188)